CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,066	$ 13,519	$ 21,381
Profit recognized to date (less recognized losses)	2,055	170	1,783
Contract costs incurred and profit recognized (less recognized losses)	23,121	13,689	23,164
Less: progress billings	(23,876)	(13,990)	(24,084)
Contract work in progress (liability)	(755)	(301)	(920)
Comprising:
Amounts due from customers — work in progress	469	200	478
Amounts due to customers — creditors	(1,224)	(501)	(1,398)
Contract work in progress (liability)	(755)	$ (301)	$ (920)
Decrease through right to consideration becoming unconditional, contract assets	(3,013)
Increase in amounts due from customers asset, additions to work in progress	3,076
Dispositions	(332)
Decrease in amounts due from customers liability, recognized revenue	(1,233)
Increase in amounts due from customers liability, additions to work in progress	1,301
Disposals	(805)
Decrease from other changes in contract liabilities	$ 14